Share-based payment arrangements - General and MIP (Details) $ / shares in Units, SFr in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CHF (SFr) SFr / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 SFr / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 SFr / shares	Dec. 31, 2020 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based payment plans	3
Share-based payment arrangements | $	$ 44,000,000		$ 46,000,000		$ 50,000,000
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)		94,000,000					94,000,000
Treasury stock that could be used to settle share-based payment arrangements (in shares)		28,000,000					28,000,000
Treasury stock (in shares)		137,314,095	34,647,153	34,647,153			137,314,095
Consideration from key employees from options and cash-settled WARs | $	$ 0
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, vesting period	3 years
Expiration period after date of grant	6 years
Time period of interest rate used as the basis for the risk-free rate	6 years
Contractual term	6 years
Assumptions used for calculations of fair value, warrants and options
Expected volatility (as a percent)			19.00%		17.00%
Dividend yield (as a percent)			4.70%		3.10%
Expected term			6 years		6 years
Risk-free interest rate (as a percent)			(0.90%)		(0.10%)
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning	417,600,000
Number of shares Forfeited	(8,900,000)
Number of shares Expired	(100,000)
Number of options Exercised	(72,500,000)
Number of shares outstanding at end	336,100,000		417,600,000
Number of options Vested and expected to vest at end of period		336,100,000					336,100,000
Number of shares exercisable, vested and expected to vest		261,000,000.0					261,000,000.0
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share) | SFr / shares		SFr 21.13
Weighted-average exercise price, Forfeited (in Swiss francs per share) | SFr / shares		21.16
Weighted-average exercise price, Expired (in Swiss francs per share) | $ / shares	$ 21.00
Weighted-average exercise price, Exercised (in Swiss francs per share) | SFr / shares		21.00
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share) | SFr / shares		21.16		SFr 21.13
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share) | SFr / shares		21.16
Weighted-average exercise price, Exercisable (in Swiss francs per share) | SFr / shares		SFr 21.15
Weighted-average remaining contractual term, Outstanding	2 years 6 months
Weighted-average remaining contractual term, Vested and expected to vest	2 years 6 months
Weighted-average remaining contractual term, Exercisable	2 years
Conversion ratio	5
Options outstanding, Intrinsic value | SFr		SFr 239
Vested and expected to vest, Aggregate intrinsic value | SFr		SFr 239
Cash received upon exercise of options and warrants | $	$ 334,000,000
Unrecognized compensation cost, non-vested warrants and option | $							$ 12,000,000
Weighted average period over which unrecognized share-based compensation costs are expected to be reported	1 year 3 months 18 days
Weighted-average grant-date fair value of warrants and options (per instrument) | SFr / shares				SFr 0.34		SFr 0.46
Aggregate intrinsic value of instruments exercised | $	$ 38,000,000				$ 13,000,000
Aggregate intrinsic value of instruments exercisable | $							$ 186,000,000
Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning	83,500,000
Number of shares Forfeited	(1,800,000)
Number of shares Expired	0
Number of options Exercised	(14,500,000)
Number of shares outstanding at end	67,200,000		83,500,000
Number of options Vested and expected to vest at end of period		67,200,000					67,200,000
Number of shares exercisable, vested and expected to vest		52,200,000					52,200,000
Exercise price of 21.00 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	77,900,000
Weighted-average remaining contractual term, Outstanding	7 months 6 days
Exercise price (in Swiss francs) | SFr / shares		19.50
Exercise price of 21.00 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	15,600,000
Exercise price of 19.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	72,700,000
Weighted-average remaining contractual term, Outstanding	1 year 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares		21.50
Exercise price of 19.50 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	14,500,000
Exercise price of 21.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	63,900,000
Weighted-average remaining contractual term, Outstanding	2 years 7 months 6 days
Exercise price (in Swiss francs) | SFr / shares		22.50
Exercise price of 21.50 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	12,800,000
Exercise price of 22.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	62,400,000
Weighted-average remaining contractual term, Outstanding	3 years 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares		23.50
Exercise price of 22.50 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	12,500,000
Exercise price of 23.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	59,200,000
Weighted-average remaining contractual term, Outstanding	4 years 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares		19.00
Exercise price of 23.50 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	11,800,000